Business acquisitions (Summary of acquisition transaction) (Details) (USD $) In Millions, unless otherwise specified			0 Months Ended	3 Months Ended
	Mar. 31, 2014	Dec. 31, 2013	Mar. 21, 2014 West Auriga	Mar. 31, 2014 West Auriga	Mar. 21, 2014 Trade Receivable West Auriga	Mar. 21, 2014 Mobilization Fee Receivable West Auriga
Consideration
Cash			$ 696.9
Discount note issued			100.0
Working capital adjustment			(330.4)
Fair value of total consideration transferred			466.5
Recognized amounts of identifiable assets acquired and liabilities assumed at estimated fair value
Cash			24.4
Current assets			44.4
Intangible asset - favorable drilling contract			76.2
Drilling unit			1,065.7
Non current assets			76.6
Long term interest bearing debt			(443.1)
Current liabilities			(380.6)
Total identifiable net assets			463.6
Goodwill	2.9	0	2.9
Total			466.5
Fair value of receivables acquired					28.3	92.4
Contractual amount of receivables acquired					28.3	92.4
Transaction costs			0.2
Revenue included in consolidated statement of operations				6.6
Net income included in consolidated statement of operations				$ 2.5